UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.00%

Consumer Discretionary — 10.17%
Gentex Corp.	35,650	$705,870
Genuine Parts Co.	11,040	1,055,976
Home Depot, Inc./The	3,500	572,460
Omnicom Group, Inc.	19,910	1,474,734

		3,809,040

Consumer Staples — 8.18%
CVS Health Corp.	9,000	731,880
Philip Morris International, Inc.	6,000	666,060
Procter & Gamble Co./The	12,690	1,154,536
Wal-Mart Stores, Inc.	6,500	507,910

		3,060,386

Energy — 7.61%
Chevron Corp.	8,810	1,035,175
Exxon Mobil Corp.	13,240	1,085,415
Royal Dutch Shell PLC ADR	12,000	726,960

		2,847,550

Financials — 22.65%
American Express Co.	15,000	1,356,900
BlackRock, Inc.	2,500	1,117,725
Chubb Ltd.	5,740	818,237
Cullen/Frost Bankers, Inc.	3,500	332,220
M&T Bank Corp.	7,000	1,127,280
MetLife, Inc.	10,000	519,500
Northern Trust Corp.	9,820	902,753
People’s United Financial, Inc.	25,000	453,500
S&P Global, Inc.	2,500	390,775
Willis Towers Watson PLC	9,478	1,461,792

		8,480,682

Health Care — 14.30%
Cardinal Health, Inc.	8,500	568,820
Johnson & Johnson	13,140	1,708,331
Medtronic PLC	12,000	933,240
Merck & Co., Inc.	28,670	1,835,740
Stryker Corp.	2,150	305,343

		5,351,474

Industrials — 11.71%
Honeywell International, Inc.	10,000	1,417,400
Johnson Controls International PLC	12,000	483,480
United Parcel Service, Inc., Class B	14,130	1,696,872
United Technologies Corp.	3,000	348,240
W.W. Grainger, Inc.	2,430	436,792

		4,382,784

Information Technology — 20.90%
Accenture PLC, Class A	11,000	1,485,770
Broadridge Financial Solutions, Inc.	5,500	444,510
Microsoft Corp.	27,120	2,020,169
Paychex, Inc.	15,250	914,390
SAP SE ADR	10,500	1,151,325
Texas Instruments, Inc.	20,150	1,806,246

		7,822,410

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Schedule of Investments – (continued)

September 30, 2017 (Unaudited)

	Shares	Fair Value
Telecommunication Services — 2.56%
AT&T, Inc.	24,480	$958,882

Utilities — 0.92%
Southern Co./The	7,000	343,980

Total Common Stocks (Cost $24,372,247)		37,057,188

Money Market Securities — 1.12%

Federated Treasury Obligations Fund, Institutional Class, 0.88% (a)	420,225	420,225

Total Money Market Securities (Cost $420,225)		420,225

Total Investments – 100.12% (Cost $24,792,472)		37,477,413

Liabilities in Excess of Other Assets – (0.12)%		(43,663)

NET ASSETS – 100.00%		$37,433,750

(a)	Rate disclosed is the seven day effective yield as of September 30, 2017.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for income tax purposes	$24,839,463

Gross unrealized appreciation	$12,817,445
Gross unrealized depreciation	(179,495)

Net unrealized appreciation on investments	$12,637,950

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.21%

Consumer Discretionary — 11.71%
Choice Hotels International, Inc.	53,300	$3,405,870
Cracker Barrel Old Country Store, Inc.	22,827	3,461,030
John Wiley & Sons, Inc., Class A	62,600	3,349,100
Monro Muffler Brake, Inc.	66,200	3,710,510
Tupperware Brands Corp.	43,930	2,715,753
Wolverine World Wide, Inc.	127,400	3,675,490

		20,317,753

Consumer Staples — 8.34%
Casey’s General Stores, Inc.	27,660	3,027,387
Flowers Foods, Inc.	181,700	3,417,777
Nu Skin Enterprises, Inc., Class A	52,704	3,240,242
Orchids Paper Products Co.	33,464	471,173
PriceSmart, Inc.	38,419	3,428,896
Universal Corp.	15,289	876,060

		14,461,535

Energy — 1.89%
HollyFrontier Corp.	25,200	906,444
SM Energy Co.	133,213	2,363,199

		3,269,643

Financials — 19.93%
BancFirst Corp.	56,762	3,221,243
Brown & Brown, Inc.	52,760	2,542,504
Bryn Mawr Bank Corp.	81,075	3,551,085
Community Bank System, Inc.	20,423	1,128,371
Federated Investors, Inc., Class B	57,700	1,713,690
First of Long Island Corp./The	117,435	3,575,896
Greenhill & Co., Inc.	76,607	1,271,676
Lazard Ltd., Class A	72,523	3,279,490
Old Republic International Corp.	164,400	3,237,036
South State Corp.	40,190	3,619,109
Sterling Bancorp	151,820	3,742,363
Trico Bancshares	90,527	3,688,975

		34,571,438

Health Care — 12.23%
Atrion Corp.	5,105	3,430,560
Computer Programs & Systems, Inc.	90,293	2,668,158
Landauer, Inc.	41,106	2,766,434
PerkinElmer, Inc.	23,480	1,619,416
Psychemedics Corp.	182,163	3,357,264
Simulations Plus, Inc.	264,803	4,104,446
US Physical Therapy, Inc.	53,087	3,262,196

		21,208,474

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments – (continued)

September 30, 2017 (Unaudited)

	Shares	Fair Value
Industrials — 16.31%
Dun & Bradstreet Corp./The	14,710	$1,712,391
ESCO Technologies, Inc.	64,911	3,891,414
Franklin Electric Co., Inc.	22,500	1,009,125
Hexcel Corp.	60,120	3,452,090
Kaman Corp.	42,100	2,348,338
Landstar System, Inc.	35,818	3,569,264
Mueller Water Products, Inc.	155,212	1,986,714
Valmont Industries, Inc.	19,440	3,073,464
Watsco, Inc.	22,128	3,564,157
Woodward, Inc.	47,530	3,688,803

		28,295,760

Information Technology — 16.99%
Avnet, Inc.	54,600	2,145,780
Brooks Automation, Inc.	104,852	3,183,307
Cass Information Systems, Inc.	54,190	3,437,814
DST Systems, Inc.	8,100	444,528
FLIR Systems, Inc.	84,102	3,272,409
Littelfuse, Inc.	14,540	2,848,095
Mesa Laboratories, Inc.	18,320	2,735,542
Methode Electronics, Inc.	43,495	1,842,013
MTS Systems Corp.	48,215	2,577,092
National Instruments Corp.	53,809	2,269,125
Power Integrations, Inc.	46,930	3,435,276
TESSCO Technologies, Inc.	103,536	1,289,023

		29,480,004

Materials — 3.35%
Compass Minerals International, Inc.	45,405	2,946,784
HB Fuller Co.	49,310	2,862,939

		5,809,723

Real Estate — 6.60%
Agree Realty Corp.	23,495	1,153,135
CatchMark Timber Trust, Inc., Class A	170,839	2,154,280
CoreSite Realty Corp.	26,226	2,934,689
EPR Properties	40,344	2,813,591
Tanger Factory Outlet Centers, Inc.	98,100	2,395,602

		11,451,297

Utilities — 0.86%
South Jersey Industries, Inc.	43,377	1,497,808

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments – (continued)

September 30, 2017 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $137,026,829)		$170,363,435

Money Market Securities — 2.21%

Federated Treasury Obligations Fund, Institutional Class, 0.88% (a)	3,838,868	3,838,868

Total Money Market Securities (Cost $3,838,868)		3,838,868

Total Investments – 100.42% (Cost $140,865,697)		174,202,303

Liabilities in Excess of Other Assets – (0.42)%		(736,055)

NET ASSETS – 100.00%		$173,466,248

(a)	Rate disclosed is the seven day effective yield as of September 30, 2017.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for income tax purposes	$141,136,998

Gross unrealized appreciation	$37,867,134
Gross unrealized depreciation	(4,801,829)

Net unrealized appreciation on investments	$33,065,305

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.60%

Consumer Discretionary — 8.25%
Cracker Barrel Old Country Store, Inc.	1,570	$238,043
Genuine Parts Co.	4,060	388,339
Omnicom Group, Inc.	4,800	355,536

		981,918

Consumer Staples — 16.62%
Altria Group, Inc.	5,620	356,420
Coca-Cola Co./The	7,510	338,025
CVS Health Corp.	3,190	259,411
Flowers Foods, Inc.	12,950	243,590
General Mills, Inc.	6,320	327,123
Philip Morris International, Inc.	2,000	222,020
Procter & Gamble Co./The	2,550	231,999

		1,978,588

Energy — 12.08%
Chevron Corp.	2,070	243,225
Exxon Mobil Corp.	4,420	362,352
ONEOK, Inc.	4,170	231,060
Royal Dutch Shell PLC ADR	4,110	248,984
Total SA ADR	6,570	351,626

		1,437,247

Financials — 13.70%
Mercury General Corp.	4,180	236,964
MetLife, Inc.	4,830	250,918
Old Republic International Corp.	12,530	246,716
People’s United Financial, Inc.	20,760	376,586
Valley National Bancorp	21,460	258,593
Wells Fargo & Co.	4,720	260,308

		1,630,085

Health Care — 13.82%
AstraZeneca PLC ADR	10,800	365,904
Cardinal Health, Inc.	3,390	226,859
GlaxoSmithKline PLC ADR	8,760	355,656
Johnson & Johnson	900	117,009
Merck & Co., Inc.	5,360	343,201
Pfizer, Inc.	6,620	236,334

		1,644,963

Industrials — 7.06%
Johnson Controls International PLC	5,880	236,905
United Parcel Service, Inc., Class B	3,000	360,270
Watsco, Inc.	1,510	243,216

		840,391

Information Technology — 8.06%
Cisco Systems, Inc.	7,310	245,835
Microsoft Corp.	3,130	233,154
Paychex, Inc.	4,020	241,039
Texas Instruments, Inc.	2,670	239,339

		959,367

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments – (continued)

September 30, 2017 (Unaudited)

	Shares	Fair Value
Real Estate — 3.99%
HCP, Inc.	8,760	$243,791
Tanger Factory Outlet Centers, Inc.	9,490	231,746

		475,537

Telecommunication Services — 9.10%
AT&T, Inc.	9,590	375,640
Verizon Communications, Inc.	7,210	356,823
Vodafone Group PLC ADR	12,330	350,912

		1,083,375

Utilities — 4.92%
Duke Energy Corp.	2,780	233,298
Southern Co./The	7,160	351,842

		585,140

Total Common Stocks (Cost $10,836,980)		11,616,611

Money Market Securities — 2.38%

Federated Treasury Obligations Fund, Institutional Class, 0.88% (a)	282,917	282,917

Total Money Market Securities (Cost $282,917)		282,917

Total Investments – 99.98% (Cost $11,119,897)		11,899,528

Other Assets in Excess of Liabilities – 0.02%		2,648

NET ASSETS – 100.00%		$11,902,176

(a)	Rate disclosed is the seven day effective yield as of September 30, 2017.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for income tax purposes	$11,143,273

Gross unrealized appreciation	$938,783
Gross unrealized depreciation	(182,528)

Net unrealized appreciation on investments	$756,255

See accompanying notes which are an integral part of this schedule of investments.

Crawford Multi-Asset Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 38.97%

Consumer Staples — 3.42%
Flowers Foods, Inc.	1,780	$33,482
Philip Morris International, Inc.	410	45,514

		78,996

Energy — 6.41%
HollyFrontier Corp.	340	12,230
ONEOK, Inc.	1,410	78,128
Royal Dutch Shell PLC ADR	950	57,551

		147,909

Financials — 9.09%
Golub Capital BDC, Inc. (a)	1,630	30,677
MFA Financial, Inc.	5,020	43,975
People’s United Financial, Inc.	2,780	50,429
Two Harbors Investment Corp.	3,190	32,155
Valley National Bancorp.	4,370	52,658

		209,894

Health Care — 2.52%
AstraZeneca PLC	460	15,585
GlaxoSmithKline PLC	1,050	42,630

		58,215

Information Technology — 1.54%
Cisco Systems, Inc.	1,060	35,648

Real Estate — 6.02%
CatchMark Timber Trust, Inc., Class A	4,760	60,024
HCP, Inc.	1,430	39,797
Weyerhaeuser Co.	1,150	39,135

		138,956

Telecommunication Services — 7.52%
AT&T, Inc.	1,710	66,981
BCE, Inc.	1,240	58,069
Verizon Communications, Inc.	980	48,500

		173,550

Utilities — 2.45%
Southern Co./The	1,150	56,511

Total Common Stocks (Cost $887,034)		899,679

See accompanying notes which are an integral part of this schedule of investments.

Crawford Multi-Asset Income Fund

Schedule of Investments – (continued)

September 30, 2017 (Unaudited)

	Principal Amount / Shares	Fair Value
Preferred Stocks — 25.70%

Energy — 1.97%
Kinder Morgan, Inc., Series A, 9.75%	1,070	$45,529

Financials — 13.75%
Annaly Capital Management, Inc., Series D, 7.50%	1,340	33,996
BB&T Corp., Series E, 5.63%	1,630	41,239
Invesco Mortgage Capital, Inc., Series A, 7.75%	1,990	50,088
Northern Trust Corp., Series C, 5.85%	2,310	60,129
State Street Corp., Series G, 5.35%	1,720	46,818
Two Harbors Investment Corp., Series B, 7.63%	1,250	32,688
Wells Fargo & Co., Series L, 7.50%	40	52,600

		317,558

Health Care — 2.08%
Allergan PLC, Series A, 5.50%	65	47,958

Real Estate — 5.92%
EPR Properties, Series E, 9.00%	1,520	54,522
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,560	39,281
Public Storage, Series V, 5.38%	1,690	42,757

		136,560

Utilities — 1.98%
SCE Trust II, 5.10%	1,820	45,718

Total Preferred Stocks (Cost $598,191)		593,323

Corporate Bonds — 16.78%

Financials — 1.37%
American Express Co., 5.20%, 11/15/19	69,000	$70,897
Energy — 5.37%
Plains All American Pipeline LP / 4.65%, 10/15/2025	44,000	45,386
Pride International LLC, 7.88%, 8/15/2040	46,000	39,330

		84,716

Industrials — 2.75%
RR Donnelley & Sons Co., 6.50%, 11/15/2023	65,000	63,375

Information Technology — 1.36%
Analog Devices, Inc., 5.30%, 12/15/2045	27,000	31,397

Telecommunication Services — 2.95%
AT&T, Inc., 3.40%, 5/15/2025	69,000	68,175

Utilities — 2.98%
Southern Co./The, Series B, 5.50%, 3/15/2057	65,000	68,817

Total Corporate Bonds (Cost $388,720)		387,377

See accompanying notes which are an integral part of this schedule of investments.

Crawford Multi-Asset Income Fund

Schedule of Investments – (continued)

September 30, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 36.81%

Federated Treasury Obligations Fund, Institutional Class, 0.88% (b)	849,886	$849,886

Total Money Market Securities (Cost $849,886)		849,886

Total Investments – 118.26% (Cost $2,723,831)		2,730,265

Liabilities in Excess of Other Assets – (18.26)%		(421,484)

NET ASSETS – 100.00%		$2,308,781

(a)	BDC Business Development Company
(b)	Rate disclosed is the seven day effective yield as of September 30, 2017.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$2,723,831

Gross unrealized appreciation	$18,213
Gross unrealized depreciation	(11,779)

Net unrealized appreciation on investments	$6,434

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

September 30, 2017

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) and the Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Crawford Investment Counsel, Inc. (the “Advisor”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$37,057,188	$—	$—	37,057,188
Money Market Securities	420,225	—	—	420,225

Total	$37,477,413	$—	$—	37,477,413

Dividend Opportunity Fund
Common Stocks*	170,363,435	—	—	170,363,435
Money Market Securities	3,838,868	—	—	3,838,868

Total	$174,202,303	$—	$—	174,202,303

Dividend Yield Fund
Common Stocks*	11,616,611	—	—	11,616,611
Money Market Securities	282,917	—	—	282,917

Total	$11,899,528	$—	$—	11,899,528

Dividend Multi-Asset Income Fund
Common Stocks*	$899,679	$—	$—	899,679
Preferred Stocks	593,323	—	—	593,323
Corporate Bonds	—	387,377	—	387,377
Money Market Securities	849,886	—	—	849,886

Total	$2,342,888	$387,377	$—	2,730,265

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of September 30, 2017, based on input levels assigned at December 31, 2016.

Miles Capital Alternatives Advantage Fund

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 99.66%

361 Global Long/Short Equity Fund, Class I	96,447	$1,172,797
Alger Dynamic Opportunities Fund, Class Z	106,209	1,481,617
ASG Managed Futures Strategy Fund, Class Y	49,809	496,093
BlackRock Event Driven Equity Fund, Class I	105,655	1,012,179
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	69,108	836,893
Boston Partners Global Long/Short Fund, Institutional Class	135,080	1,545,313
Calamos Market Neutral Income Fund, Class I	109,798	1,451,533
Caldwell & Orkin Market Opportunity Fund	31,552	640,811
Cedar Ridge Unconstrained Credit Fund, Institutional Class	84,927	926,552
Credit Suisse Managed Futures Strategy Fund, Class I	63,948	662,506
Equinox Chesapeake Strategy Fund, Class I(a)	45,477	542,766
Glenmede Long/Short Portfolio *	109,341	1,389,725
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	114,263	1,085,501
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	69,992	1,331,671
Kellner Merger Fund, Institutional Class	75,251	814,965
Vanguard Market Neutral Fund, Investor Shares	42,702	503,888
Western Asset Macro Opportunities Fund, Class I	133,407	1,589,681
William Blair Macro Allocation Fund, Class I	77,746	927,506

Total Mutual Funds (Cost $17,591,580)		18,411,997

Money Market Securities — 0.48%
Federated Government Obligations Fund, Institutional Class, 0.90%(b)	88,943	88,943

Total Money Market Securities (Cost $88,943)		88,943

Total Investments – 100.14% (Cost $17,680,523)		18,500,940

Liabilities in Excess of Other Assets – (0.14)%		(26,638)

NET ASSETS – 100.00%		$18,474,302

*	Non-income producing security.
(a)	Security is fair valued by the Adviser.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2017, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$986,756
Gross Unrealized Depreciation	(166,339)

Net Unrealized Appreciation on Investments	$820,417

Tax Cost	$17,680,523

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

September 30, 2017

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, Miles Capital, Inc. (the “Adviser”) may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

September 30, 2017

(Unaudited)

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$17,869,230	$542,767	$—	$18,411,997
Money Market Securities	88,943	—	—	88,943

Total	$17,958,173	$542,767	$—	$18,500,940

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. The following is a reconciliation of transfers between levels as of September 30, 2017, based on input levels assigned on December 31, 2016:

Transfers into Level 1	$2,426,574
Transfers out of Level 1	(542,767)

Net Transfers in (out) of Level 1	$1,883,807

Transfers into Level 2	$542,767
Transfers out of Level 2	(2,426,574)

Net Transfers in (out) of Level 2	$(1,883,807)

Selective Opportunity Fund

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 70.24%

Financials — 7.80%
Bank of the Ozarks, Inc.	58,165	$2,794,828

Industrials — 2.80%
Union Pacific Corp.	8,657	1,003,952

Information Technology — 59.64%
Alphabet, Inc., Class C*	2,593	2,486,972
Baidu, Inc. ADR*	12,604	3,121,885
Cognizant Technology Solutions Corp., Class A	16,833	1,221,066
MuleSoft, Inc. *	258,554	5,207,278
Redknee Solutions, Inc.*	2,819,268	1,762,226
Shutterstock, Inc. *	52,389	1,744,030
Syntel, Inc.*	205,432	4,036,739
Ultimate Software Group, Inc./The*	9,428	1,787,549

		21,367,745

Total Common Stocks (Cost $22,758,034)		25,166,525

Money Market Securities — 34.11%

Fidelity Investments Money Market Government Portfolio, Class I, 0.91% (a)	12,220,478	12,220,478

Total Money Market Securities (Cost $12,220,478)		12,220,478

Total Investments – 104.35% (Cost $34,978,512)		37,387,003

Liabilities in Excess of Other Assets – (4.35)%		(1,557,931)

NET ASSETS – 100.00%		$35,829,072

(a)	Rate disclosed is the seven day effective yield as of September 30, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2017, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$2,860,596
Gross Unrealized Depreciation	(452,105)

Net Unrealized Appreciation on Investments	$2,408,491

Tax Cost	$34,978,512

Selective Opportunity Fund

Related Notes to the Schedule of Investments

September 30, 2017

(Unaudited)

The Selective Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Selective Wealth Management, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or

Selective Opportunity Fund

Related Notes to the Schedule of Investments - continued

September 30, 2017

(Unaudited)

reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,166,525	$—	$—	$25,166,525
Money Market Securities	12,220,478	—	—	12,220,478

Total	$37,387,003	$—	$—	$37,387,003

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2017, based on input levels assigned on January 31, 2017 (commencement of operations).

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson

David R. Carson, President

Date	11.29.17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson

David R. Carson, President

Date	11.29.17

By	/s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date	11.29.17